Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 1,052	$ 391
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,138	47,086
SWA
Financial Instruments and Financial Risk Management
Financial assets	28,390	27,943
ETX
Financial Instruments and Financial Risk Management
Financial assets	19,748	19,143
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	2,335	2,500
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,138	47,086
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 2,335	$ 2,500